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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one):     [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Claymore Advisors, LLC
Address:   2455 Corporate West Drive
           Lisle, IL 60532

Form 13F File Number:     28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anne S. Kochevar
Title:  Chief Compliance Officer
Phone:  630-505-3700

  /s/ Anne S. Kochevar         Lisle, Illinois          February 10, 2005
------------------------     --------------------     ---------------------
       [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-06700                      Dreman Value Management, LLC
28-04041                      Thompson, Siegel & Walmsley, Inc.
28-10986                      Madison Asset Management, LLC

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

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                   27
Form 13F Information Value Total:                         8911.23 (thousands)
List of Other Included Managers:                          NONE

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                           Form 13F File Number                       Name
----                          --------------------                       ----
                              28-                                        NONE

[Repeat as necessary.]

FORM 13F - INFORMATION TABLE

                                                 Market Value                                            Investment  Other
Name of Issuer       Title of Class CUSIP Number  (x$1,000)           Amount & Type of Security          Discretion Managers
--------------       -------------- ------------ ------------ ------------------------------------------ ---------- --------
                                                                                  SH(Shares) or
                                                              Shares or Principal PRN(Principal
                                                                    Amount          Account)    Put/Call
                                                              ------------------- ------------- --------
Adobe Sys. Inc.           COM        00724F101       329.70          5,255        Equity Shares   N/A       Yes       N/A
Apache Corp               COM        037411105       252.85          5,000        Equity Shares   N/A       Yes       N/A
Burlington Res. Inc.      COM        122014103       311.89          7,170        Equity Shares   N/A       Yes       N/A
Cooper Inds. Ltd.         CLA        G24182100       256.28          3,775        Equity Shares   N/A       Yes       N/A
Eagle Materials Inc.      COM        26969P108       334.61          3,875        Equity Shares   N/A       Yes       N/A
Fisher Scientific
  Intl. Inc.            COM NEW      338032204       229.56          4,880        Equity Shares   N/A       Yes       N/A
Florida Rock
  Inds. Inc.              COM        341140101       332.47          5,585        Equity Shares   N/A       Yes       N/A
Fortune Brands Inc.       COM        349631101       376.64          4,113        Equity Shares   N/A       Yes       N/A
Four Seasons
  Hotels Inc.          LTD VTG SH    35100E104       336.40          3,680        Equity Shares   N/A       Yes       N/A
General Dynamics
  Corp.                   COM        369550108       265.16          2,535        Equity Shares   N/A       Yes       N/A
Kmart Hldgs. Corp.        COM        498780105       478.42          4,835        Equity Shares   N/A       Yes       N/A
L-3 Communications
  Hldgs. Inc.             COM        502424104       298.82          4,080        Equity Shares   N/A       Yes       N/A
MGM Mirage                COM        552953101       456.44          6,275        Equity Shares   N/A       Yes       N/A
Nucor Corp.               COM        670346105       354.86          6,780        Equity Shares   N/A       Yes       N/A
Oshkosh Truck Corp.       COM        688239201       315.23          4,610        Equity Shares   N/A       Yes       N/A
Pentair Inc.              COM        709631105       314.28          7,275        Equity Shares   N/A       Yes       N/A
Polo Ralph Lauren
  Corp.                   CLA        731572103       279.03          7,215        Equity Shares   N/A       Yes       N/A
Progressive Corp.
  Ohio.                   COM        743315103       617.21          2,170        Equity Shares   N/A       Yes       N/A
Qualcomm Inc.             COM        747525103        92.01          6,550        Equity Shares   N/A       Yes       N/A
Rockwell Automation
  Inc.                    COM        773903109       292.59          5,905        Equity Shares   N/A       Yes       N/A
Stancorp Finl. Group
  Inc.                    COM        852891100       304.84          3,695        Equity Shares   N/A       Yes       N/A
Symantec Corp.            COM        871503108       260.56         10,115        Equity Shares   N/A       Yes       N/A
Toro Co.                  COM        891092108       717.91          5,610        Equity Shares   N/A       Yes       N/A
Trimble Navigation
  Ltd.                    COM        896239100       185.35          8,825        Equity Shares   N/A       Yes       N/A
United Defense Inds.
  Inc.                    COM        91018B104       287.28          6,080        Equity Shares   N/A       Yes       N/A
United Technologies
  Corp.                   COM        913017109       278.53          2,695        Equity Shares   N/A       Yes       N/A
XM Satellite Radio
  Hldgs. Inc.             CLA        983759101       352.31          9,365        Equity Shares   N/A       Yes       N/A
                                                   --------
                                       TOTAL       8,911.23
                                                   --------

 Name of Issuer       Voting Authority
 --------------       ----------------


                      Sole Shared None
                      ---- ------ ----
 Adobe Sys. Inc.                  x
 Apache Corp                      x
 Burlington Res. Inc.             x
 Cooper Inds. Ltd.                x
 Eagle Materials Inc.             x
 Fisher Scientific
   Intl. Inc.                     x
 Florida Rock
   Inds. Inc.                     x
 Fortune Brands Inc.              x
 Four Seasons
   Hotels Inc.                    x
 General Dynamics
   Corp.                          x
 Kmart Hldgs. Corp.               x
 L-3 Communications
   Hldgs. Inc.                    x
 MGM Mirage                       x
 Nucor Corp.                      x
 Oshkosh Truck Corp.              x
 Pentair Inc.                     x
 Polo Ralph Lauren
   Corp.                          x
 Progressive Corp.
   Ohio.                          x
 Qualcomm Inc.                    x
 Rockwell Automation
   Inc.                           x
 Stancorp Finl. Group
   Inc.                           x
 Symantec Corp.                   x
Toro Co.                         x
 Trimble Navigation
   Ltd.                           x
 United Defense Inds.
   Inc.                           x
 United Technologies
   Corp.                          x
 XM Satellite Radio
   Hldgs. Inc.                    x